INVESTMENTS - Repurchase Agreements Accounted for as Borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Other accrued liabilities, current	$ 9	$ 5	$ 7